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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409


                            Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



              Pioneer Municipal High Income Advantage Trust
              SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)

Principal
Amount                                                               Value
              TAX-EXEMPT OBLIGATIONS - 135.0% of Net Assets
              Alaska - 1.2%
3,875,000  (a)Alaska State Housing Finance Corp., RIB, 10.596%, 6$ 4,264,748

              Arizona - 4.1%
5,000,000 Casa Grande Industrial Development Authority, Hospi$ 5,488,450 3,000,000 (a)Downtown Phoenix Hotel Corp., RIB, 7.305%, 7/1/40 (1 3,206,820
1,000,000     Pima County Industrial Development Authority, 6.3%,  1,064,590
1,551,000     Pima County Industrial Development Authority, 6.75%, 1,648,418
1,000,000   + Pima County Industrial Development Authority, 7.5%,  1,181,850
2,000,000     San Luis Facility Development Corp., 7.25%, 5/1/27   2,014,800
                                                                 $14,604,928
              California - 6.3%
2,680,000 + Golden State Tobacco Securitization Corp., 6.75%, 6$ 3,068,144 9,520,000 (a)University of California, RIB, 7.481%, 5/15/38 (144A10,361,187
9,015,000     Valley Health System Hospital Revenue, 6.875%, 5/15/ 9,027,982
                                                                 $22,457,313
              Colorado - 1.9%
2,850,000     Denver Health & Hospital Authority Healthcare Reven$ 3,071,644
3,520,000     Northwest Parkway Public Highway Authority, 7.125%,  3,750,560
                                                                 $ 6,822,204
              District of Columbia - 2.1%
2,700,000     District of Columbia Tobacco Settlement Financing C$ 3,194,694
4,000,000     District of Columbia Tobacco Settlement Financing Co 4,350,360
                                                                 $ 7,545,054
              Florida - 5.6%
1,000,000     Greater Orlando Aviation Authority, 6.5%, 11/15/36 $ 1,048,830
4,500,000     Hillsborough County Florida Industrial Development Authority
Pollution
                 Control Revenue, 5.5%, 10/1/23                    4,669,830
1,980,000     Hillsborough County Florida Industrial Development Authority
Pollution
                 Control Revenue, 6.75%, 7/1/29                    2,015,640
500,000       Miami Beach Health Facilities Authority, 5.375%, 11/   502,110
1,500,000     Miami Beach Health Facilities Authority, 6.7%, 11/15 1,615,785
10,000,000    Miami-Dade County Aviation Revenue, 5.0%, 10/1/37   10,225,100
                                                                 $20,077,295
              Georgia - 2.0%
4,000,000  (a)Atlanta Georgia Water and Wastewater Revenue, RIB, $ 4,290,040
1,065,000     Effingham County Industrial Development Authority, 6 1,117,462
1,650,000     Savannah Georgia Economic Development Authority Reve 1,787,297
                                                                 $ 7,194,799
              Guam - 2.4%
3,000,000     Northern Mariana Islands, 5.0%, 6/1/30             $ 2,931,840
5,000,000     Northern Mariana Islands, 6.75%, 10/1/33             5,609,900
                                                                 $ 8,541,740
              Idaho - 2.3%
2,000,000     Power County Industrial Development Corp., 6.45%, 8$ 2,107,940
5,920,000     Power County Pollution Control Revenue, 5.625% 10/1/ 6,052,312
                                                                 $ 8,160,252
              Illinois - 5.9%
4,000,000     Centerpoint Intermodal Center, 8.0%, 6/15/23 (144A)$ 4,080,160
1,100,000     Illinois Finance Authority Revenue, 5.5%, 5/15/26    1,111,957
1,850,000     Illinois Finance Authority Revenue, 5.75%, 5/15/38   1,891,125
1,000,000     Illinois Finance Authority Revenue, 6.0%, 11/15/27   1,042,880
3,000,000     Illinois Finance Authority Revenue, 6.0%, 11/15/39   3,112,980
1,645,000     Illinois Health Facilities Authority Revenue, 5.5%,  1,645,543
1,265,000     Illinois Health Facilities Authority Revenue, 6.7%,  1,265,202
2,400,000     Illinois Health Facilities Authority Revenue, 6.75%, 2,399,856
1,500,000     Illinois Health Facilities Authority Revenue, 6.9%,  1,643,340
2,700,000     Southwestern Illinois Development Authority Revenue, 2,715,363
                                                                 $20,908,406
              Indiana - 4.9%
10,000,000    Indiana State Development Finance Authority Revenue$10,287,300
5,000,000     Jasper County Industrial Economic Development Revenu 5,036,500
2,245,000     Vincennes Industrial Economic Development Revenue, 6 2,254,002
                                                                 $17,577,802
              Kentucky - 1.4%
500,000       Kentucky Economic Development Finance Authority Hos$   505,645
4,400,000     Kentucky Economic Development Finance Authority Hosp 4,437,312
                                                                 $ 4,942,957
              Louisiana - 3.0%
750,000       Opelousas Louisiana General Hospital Authority Reve$   778,733
9,415,000     Tobacco Settlement Financing Corp., 5.875%, 5/15/39  9,984,137
                                                                 $10,762,870
              Maryland - 0.6%
710,000       Maryland Health & Higher Educational Facilities Aut$   710,000
1,250,000     Maryland Health & Higher Educational Facilities Auth 1,250,000
                                                                 $ 1,960,000
              Massachusetts - 7.0%
5,000,000     Massachusetts Bay Transportation Authority Revenue,$ 5,523,550
2,195,000     Massachusetts Health & Educational Facilities Author 2,216,994
1,000,000   + Massachusetts Health & Educational Facilities Author 1,107,790
3,520,000  (a)Massachusetts State College Building Authority Proje 3,832,858
900,000       Massachusetts State Development Finance Agency, 5.25   880,488
2,920,000     Massachusetts State Development Finance Agency, 6.0% 2,964,618
4,625,000     Massachusetts State Development Finance Agency, 7.1% 4,800,426
3,335,000  (a)Massachusetts State Housing Finance Agency, RIB, 8.2 3,538,902
                                                                 $24,865,626
              Michigan - 4.5%
1,650,000     Crescent Academy Project, 5.75%, 12/1/36           $ 1,671,978
3,000,000   + Delta County Michigan Economic Development Corp., 6. 3,286,140
3,000,000     Macomb County Hospital Finance Authority Revenue, 5. 3,155,010
4,130,000     Michigan State Hospital Finance Authority Revenue, 5 4,056,114
1,000,000     Michigan State Strategic Fund Solid Waste Disposal R 1,017,780
3,000,000  (b)Wayne Charter County Michigan Special Airport Facili 2,945,820
3,405,000     Wayne Charter County Special Airport Facilities Reve         0
                                                                 $16,132,842
              Missouri - 2.8%
1,850,000     Kansas City Industrial Development Authority Revenu$ 1,828,262
1,500,000     St. Louis Industrial Development Authority Revenue,  1,515,660
6,640,000     St. Louis Industrial Development Authority Revenue,  6,718,485
                                                                 $10,062,407
              Montana - 0.7%
2,445,000 (c)Hardin Increment Industrial Infrastructure Developm$ 1,582,355 1,000,000 Two Rivers Authority, Inc., Project Revenue, 7.375%, 1,022,360
                                                                 $ 2,604,715
              Nevada - 2.1%
2,425,000     Clark County Industrial Development Revenue, 5.5%, $ 2,366,679
2,500,000     Clark County Industrial Development Revenue, 5.9%, 1 2,500,775
1,600,000     Nevada State Department of Business & Industry, 7.25 1,667,600
1,000,000     Nevada State Department of Business & Industry, 7.37 1,045,110
70,000        Nevada State Department of Business & Industry, 7.37    73,124
                                                                 $ 7,653,288
              New Hampshire - 1.5%
1,000,000     New Hampshire Health & Educational Facilities Autho$ 1,037,440
1,125,000     New Hampshire Health & Educational Facilities Author 1,167,503
3,000,000   + New Hampshire Higher Educational & Health Facilities 3,090,570
                                                                 $ 5,295,513
              New Jersey - 8.4%
13,000,000    New Jersey Economic Development Authority Revenue, $13,401,960
2,500,000     New Jersey Health Care Facilities Financing Authorit 2,555,250
2,495,000  (a)New Jersey State Turnpike Authority, RIB, 9.442%, 1/ 3,574,786
1,000,000   + Tobacco Settlement Financing Corp., 6.25%, 6/1/43    1,117,010
3,250,000   + Tobacco Settlement Financing Corp., 6.75%, 6/1/39    3,715,173
5,000,000   + Tobacco Settlement Financing Corp., 7.0%, 6/1/41     5,778,100
                                                                 $30,142,279
              New York - 10.6%
3,000,000     Dutchess County Industrial Development Agency Reven$ 3,301,260
5,000,000     Nassau County New York Industrial Development Agency 5,106,850
6,980,000     New York City Industrial Development Agency, 5.25%,  6,824,486
2,000,000     New York City Industrial Development Agency, 5.375%, 2,066,780
2,000,000     New York City Industrial Development Agency, 6.9%, 8 2,010,020
3,950,000     New York City Industrial Development Agency, 7.625%, 4,341,840
2,500,000     New York City Industrial Development Agency, 7.8%, 1 2,531,775
5,000,000     New York State Environmental Facilities Corp., 5.0%, 5,132,000
4,500,000     Suffolk County New York Industrial Development Agenc 4,532,040
2,000,000     Yonkers Industrial Development Agency Civic Faciliti 2,004,560
                                                                 $37,851,611
              North Carolina - 5.3%
11,350,000    Charlotte North Carolina Special Facilities Revenue$11,335,018
7,140,000     Charlotte North Carolina Special Facilities Revenue, 7,567,258
                                                                 $18,902,276
              Ohio - 2.1%
3,800,000     Belmont County Health System Revenue, 5.7%, 1/1/13 $ 3,724,608
1,000,000     Belmont County Health System Revenue, 5.8%, 1/1/18     969,450
3,000,000     Cleveland Airport Special Revenue, 5.375%, 9/15/27   2,955,750
                                                                 $7,649,808
              Oklahoma - 1.6%
2,045,000     Jackson County Memorial Hospital Authority Revenue,$ 2,055,695
2,220,000     Tulsa Municipal Airport Transportation Revenue, 6.25 2,219,734
1,500,000     Tulsa Municipal Airport Transportation Revenue, 7.35 1,502,565
                                                                 $ 5,777,994
              Pennsylvania - 8.2%
4,000,000     Allegheny County Hospital Development Authority Rev$ 3,958,320
3,000,000     Allegheny County Hospital Development Authority Reve 3,540,030
500,000       Allegheny County Hospital Development Authority Reve   590,005
1,000,000     Clarion County Hospital Authority Revenue, 5.625%, 7 1,013,250
3,600,000     Columbia County Hospital Authority Revenue, 5.85%, 6 3,311,208
3,200,000     Delaware County Industrial Development Authority Rev 2,573,440
1,155,000     Hazleton Health Services Authority Hospital Revenue, 1,172,683
3,360,000     Montgomery County Higher Education & Health Authorit 3,396,590
1,430,000     Pennsylvania Economic Development Financing Authorit 1,401,271
1,805,000     Pennsylvania Economic Development Financing Authorit 1,807,491
2,330,000     Pennsylvania Economic Development Financing Authorit 2,333,635
2,005,000     Scranton-Lackawanna Health & Welfare Authority Reven 2,046,203
2,245,000     Scranton-Lackawanna Health & Welfare Authority Reven 2,291,112
                                                                 $29,435,238
              Rhode Island - 3.9%
4,485,000     Central Falls Rhode Island Detention Facilities Rev$ 4,978,529
8,285,000     Tobacco Settlement Financing Corp., 6.25%, 6/1/42    8,918,388
                                                                 $13,896,917
              South Carolina - 5.7%
1,500,000     Connector 2000 Association, Inc., Toll Road Revenue$ 1,365,210
1,600,000     Loris Community Hospital District, 5.625%, 1/1/29    1,634,368
7,140,000   + South Carolina Jobs Economic Development Authority R 8,003,012
860,000     + South Carolina Jobs Economic Development Authority R   961,738
3,000,000   + South Carolina Jobs Economic Development Authority R 3,412,380
4,400,000     Tobacco Settlement Revenue Management, 6.375%, 5/15/ 5,084,728
                                                                 $20,461,436
              Tennessee - 2.3%
1,000,000     Johnson City Health & Educational Facilities Board $ 1,140,130
7,000,000     Knox County Health Educational & Housing Facilities  7,165,620
                                                                 $ 8,305,750
              Texas  - 14.9%
8,650,000     Brazos River Authority Pollution Control Revenue, 6$ 9,368,036
4,000,000     Brazos River Authority Pollution Control Revenue, 7. 4,547,080
7,350,000     Gulf Coast Industrial Development Authority, 7.0%, 1 7,820,988
10,000,000    Houston Texas Airport System Revenue, 6.75%, 7/1/29 10,610,100
1,000,000     IAH Public Facility Corp., 6.0%, 5/1/16                992,140
1,000,000     IAH Public Facility Corp., 6.0%, 5/1/21                979,590
1,350,000     IAH Public Facility Corp., 6.125%, 5/1/26            1,337,512
845,000       Lubbock Health Facilities Development Corp., 6.5%, 7   880,304
2,000,000     Lubbock Health Facilities Development Corp., 6.625%, 2,092,860
7,750,000     Matagorda County Navigation District Number 1 Revenu 7,932,900
5,000,000     Tomball Hospital Authority, 6.0%, 7/1/25             5,142,450
1,500,000     Willacy County Local Government Corp., 6.0%, 3/1/09  1,509,285
                                                                 $53,213,245
              Utah  - 0.5%
1,600,000     Spanish Fork Charter School Revenue, 5.7%, 11/15/36$ 1,621,216

              Virginia  - 0.5%
1,555,000   + Pocahontas Parkway Association of Virginia Toll Roa$ 1,610,451

              Washington - 7.3%
5,000,000     Port Seattle Washington Special Facilities Revenue,$ 5,097,650
5,500,000  (b)Port Seattle Washington Special Facilities Revenue,  6,599,120
1,355,000     Tobacco Settlement Authority Revenue, 6.5%, 6/1/26   1,484,213
6,960,000  (a)Washington State Economic Development Finance Author 7,548,677
5,000,000     Washington State Housing Finance Commission Nonprofi 5,119,750
                                                                 $25,849,410
              Wisconsin  - 1.4%
3,000,000     Aztalan Wisconsin Exempt Facilities Revenue, 7.50%,$ 2,966,130
1,000,000     Wisconsin State Health & Educational Facilities Auth 1,044,510
1,000,000     Wisconsin State Health & Educational Facilities Auth 1,048,230
                                                                 $ 5,058,870
              TOTAL TAX-EXEMPT OBLIGATIONS
              (Cost $437,665,918)                                $482,211,260

              MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 3.6% of Net Assets
13,000,000    Non-Profit Preferred Funding Trust I, Series E, 12.$12,994,410

              TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
              (Cost $13,000,000)                                 $12,994,410

Shares        COMMON STOCK - 0.5% of Net Assets
70,513        Northwest Airlines Corp.                           $ 1,565,389

              TOTAL COMMON STOCK
              (Cost $3,210,349)                                  $ 1,565,389

              TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.2% of Net Assets
827,442       BlackRock Liquidity Funds MuniFund Porfolio        $   827,442

              TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
              (Cost $827,442)                                    $   827,442

              TOTAL INVESTMENTS IN SECURITIES - 139.3%
              (Cost $454,703,710) (d)(e)                         $497,598,501
              OTHER ASSETS AND LIABILITIES - 2.7%                $ 9,781,514
              PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIV$(150,084,146) NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0$357,295,869

    (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2007, the value of these securities amounted to $62,206,656, or 17.4%
               of total net assets applicable to common shareowners.

       RIB    Residual Interest Bonds.

        NR    Security not rated by S&P or Moody's.

        +     Prerefunded bonds have been collateralized by U.S. Treasury or
U.S.
              Government Agency securities which are held in escrow to pay interest
              and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

       (a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rateat June 30, 2007.

       (b)    Security is in default and is non-income producing.

       (c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at
June 30, 2007.

       (d) The concentration of investments by type of obligation/market sector is as follows:
              Insured                                                   12.1%
              General Obligation                                         5.2
              Revenue Bonds:
                                  Health Revenue                        25.0
                                  Development Revenue                   11.9
                                  Airport Revenue                       11.4
                                  Tobacco Revenue                        9.4
                                  Facilities Revenue                     6.8
                                  Pollution Control Revenue              6.5
                                  Transportation Revenue                 6.0
                                  Other Revenue                          1.6
                                  Housing Revenue                        1.7
                                  Education Revenue                      1.1
                                  Water Revenue                          1.0
                                  Power Revenue                          0.3
                                                                       100.0%


       (e) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $451,535,356 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost          $49,562,990

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value           (3,499,845)
              Net unrealized gain                                $46,063,145

              For financial reporting purposes net unrealized gain on investments was $42,894,791 and cost of investments aggregated $454,703,710.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.